UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05498 )

Exact name of registrant as specified in charter: Putnam Master Intermediate Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
12/31/06 (Unaudited)

CORPORATE BONDS AND NOTES (18.1%)(a)
		Principal
		amount	Value

Basic Materials (1.4%)
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		$145,000	$130,138
Builders FirstSource, Inc. company guaranty FRB
9.624s, 2012		145,000	142,626
Chaparral Steel Co. company guaranty 10s, 2013		486,000	542,498
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	148,000	213,561
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$285,000	271,463
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		775,000	765,313
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		711,000	650,565
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		444,000	379,620
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		451,000	479,188
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		358,000	383,955
Huntsman, LLC company guaranty 11 5/8s, 2010		260,000	284,050
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		120,000	112,800
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	191,429	264,293
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		$155,000	170,500
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		86,000	91,160
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012
(Ireland)	EUR	440,000	628,235
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		$430,000	430,000
Momentive Performance Materials, Inc. 144A sr. sub.
notes 11 1/2s, 2016		143,000	140,140
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		224,000	232,120
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		136,000	139,570
Nalco Co. sr. sub. notes 9s, 2013	EUR	75,000	108,372
Nalco Co. sr. sub. notes 8 7/8s, 2013		$583,000	617,251
NewPage Corp. sec. notes 10s, 2012		126,000	132,930
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		237,000	239,963
Novelis, Inc. 144A sr. notes 8 1/4s, 2015		223,000	215,753
PQ Corp. company guaranty 7 1/2s, 2013		63,000	62,055
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	300,000	421,810
Stone Container Corp. sr. notes 9 3/4s, 2011		$125,000	129,063
Stone Container Corp. sr. notes 8 3/8s, 2012		240,000	235,200
United States Steel Corp. sr. notes 9 3/4s, 2010		324,000	344,655
			8,958,847

Capital Goods (1.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		129,000	129,000
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		732,000	769,515
Blount, Inc. sr. sub. notes 8 7/8s, 2012		455,000	464,100
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		73,000	73,091
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		214,000	220,420
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	107,000	146,774
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 7/23/04, cost $323,523) (RES)		$986,000	704,990
L-3 Communications Corp. company guaranty 6 1/8s, 2013		2,370,000	2,322,600
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		854,000	824,110
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		150,000	161,813
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		123,000	116,850
Owens-Brockway Glass company guaranty 7 3/4s, 2011		181,000	185,978
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		867,000	919,020
			7,038,261

Communication Services (0.8%)
American Cellular Corp. company guaranty 9 1/2s, 2009		195,000	193,050
Cincinnati Bell, Inc. company guaranty 7s, 2015		578,000	578,723
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		224,000	239,120
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		223,000	230,248
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		866,000	797,803
iPCS, Inc. sr. notes 11 1/2s, 2012		300,000	333,000
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		353,000	363,590
Qwest Corp. notes 8 7/8s, 2012		1,501,000	1,671,739
Qwest Corp. sr. notes 7 5/8s, 2015		409,000	437,630

Qwest Corp. sr. unsec 7 1/2s, 2014	75,000	79,500
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	75,000	77,063
		5,001,466

Consumer Cyclicals (2.8%)
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012	585,000	613,519
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	165,000	170,569
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	134,000	133,665
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	337,021	351,766
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010	605,000	628,444
Dex Media, Inc. notes 8s, 2013	111,000	114,330
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	515,000	548,475
Ford Motor Credit Corp. notes 7 7/8s, 2010	245,000	247,035
Ford Motor Credit Corp. notes 7 3/8s, 2009	195,000	195,415
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	621,000	665,373
Ford Motor Credit Corp. sr. unsec 8s, 2016	160,000	158,696
Ford Motor Credit Corp. sr. unsec. FRN 8.11s, 2012	126,000	124,899
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010	444,000	472,332
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	418,000	437,855
Goodyear Tire & Rubber Co. (The) 144A sr. notes
8 5/8s, 2011	240,000	247,800
Hanesbrands, Inc. 144A sr. notes FRN 8.735s, 2014	85,000	86,488
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	725,000	735,875
Jostens IH Corp. company guaranty 7 5/8s, 2012	718,000	726,975
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012	138,000	140,070
K. Hovnanian Enterprises, Inc. company guaranty
7 3/4s, 2013	269,000	268,328
Levi Strauss & Co. sr. notes 9 3/4s, 2015	651,000	701,453
Levi Strauss & Co. sr. notes 8 7/8s, 2016	285,000	297,825
Meritage Homes Corp. company guaranty 6 1/4s, 2015	194,000	185,755
Meritor Automotive, Inc. notes 6.8s, 2009	71,000	69,580
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	468,000	500,760
MGM Mirage, Inc. company guaranty 6s, 2009	1,009,000	1,006,478
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	190,000	146,300
NTK Holdings, Inc. sr. disc. notes zero %, 2014	120,000	84,000
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	460,000	474,950
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010	395,000	411,788
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	247,000	249,470
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	146,000	148,920
PRIMEDIA, Inc. sr. notes 8s, 2013	542,000	524,385
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	67,000	64,236
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	268,000	256,945
Reader's Digest Association, Inc. (The) sr. notes
6 1/2s, 2011	365,000	375,038
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009	450,000	464,063
Scientific Games Corp. company guaranty 6 1/4s, 2012	626,000	611,915
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	735,000	768,075
Standard Pacific Corp. sr. notes 7 3/4s, 2013	101,000	100,243
Station Casinos, Inc. sr. notes 6s, 2012	318,000	301,703
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	70,000	71,400
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	240,000	262,800
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	161,000	163,415
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	410,000	401,800
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	117,000	116,415
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016	345,000	346,725
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	661,000	663,479
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	285,000	259,350
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	1,000,000	990,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	555,000	551,531
		18,638,706

Consumer Staples (2.9%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	545,000	539,550
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	456,000	452,580
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	90,153	4,711
Avis Budget Car Rental, LLC 144A sr. notes 7 3/4s, 2016	285,000	275,025
Brand Services, Inc. company guaranty 12s, 2012	565,000	624,325
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	167,000	164,078
CCH I Holdings, LLC company guaranty stepped-coupon
zero % (12 1/8s, 1/15/07), 2015 (STP)	49,000	44,100
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	1,347,000	1,382,359
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	259,000	270,331
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	86,000	89,978
Church & Dwight Co., Inc. company guaranty 6s, 2012	444,000	434,010
Cinemark USA, Inc. sr. sub. notes 9s, 2013	20,000	21,200
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	990,000	850,163
Constellation Brands, Inc. company guaranty Ser. B,

8s, 2008	825,000	843,563
Constellation Brands, Inc. sr. sub. notes Ser. B,
8 1/8s, 2012	425,000	442,531
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	595,000	606,156
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012	1,068,000	1,041,300
Dean Foods Co. company guaranty 7s, 2016	264,000	266,640
Del Monte Corp. company guaranty 6 3/4s, 2015	320,000	316,800
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	560,000	590,800
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	1,026,000	983,678
Echostar DBS Corp. company guaranty 6 5/8s, 2014	2,119,000	2,066,025
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	118,000	109,740
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	741,000	758,599
Playtex Products, Inc. company guaranty 9 3/8s, 2011	170,000	177,225
Playtex Products, Inc. sec. notes 8s, 2011	770,000	804,650
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	450,000	459,000
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	471,000	495,139
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	302,000	286,145
Sbarro, Inc. company guaranty 11s, 2009	726,000	736,890
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	255,000	267,113
Six Flags, Inc. sr. notes 9 5/8s, 2014	370,000	343,175
Supervalu, Inc. sr. notes 7 1/2s, 2014	1,775,000	1,850,796
Young Broadcasting, Inc. company guaranty 10s, 2011	431,000	409,450
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	293,000	253,811
		19,261,636

Energy (3.7%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	1,347,000	1,336,898
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	403,000	422,143
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	812,000	782,565
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	269,000	280,096
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,031,000	1,073,529
Chesapeake Energy Corp. sr. notes 7s, 2014	279,000	283,534
Complete Production Services, Inc. 144A sr. notes 8s,
2016	515,000	527,875
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	510,000	494,700
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	725,000	735,875
Forest Oil Corp. sr. notes 8s, 2011	540,000	561,600
Gaz Capital for Gazprom 144A notes 6.212s, 2016
(Luxembourg)	1,745,000	1,757,215
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)	7,900,000	9,460,250
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	584,000	553,340
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	517,000	493,089
Massey Energy Co. sr. notes 6 5/8s, 2010	774,000	774,000
Newfield Exploration Co. sr. notes 7 5/8s, 2011	700,000	731,500
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	348,000	348,000
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	655,000	618,975
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	424,317	432,917
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	355,000	364,305
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	864,000	907,200
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	670,000	686,750
Pride International, Inc. sr. notes 7 3/8s, 2014	826,000	852,845
		24,479,201

Financial (1.2%)
Bosphorus Financial Services, Ltd. 144A sec. FRN
7.174s, 2012 (Cayman Islands)	1,445,000	1,464,902
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	310,000	311,163
Finova Group, Inc. notes 7 1/2s, 2009	431,000	124,990
General Motors Acceptance Corp. FRN 6.324s, 2007	350,000	350,277
General Motors Acceptance Corp. FRN Ser. MTN, 6.225s,
2007	695,000	695,046
General Motors Acceptance Corp. notes 7 3/4s, 2010	90,000	94,200
General Motors Acceptance Corp. notes 6 7/8s, 2012	68,000	69,824
General Motors Acceptance Corp. notes 6 3/4s, 2014	345,000	354,361
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009	33,000	32,875
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)	1,400,000	1,416,800
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	3,010,000	3,216,938
		8,131,376

Government (1.0%)
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	558,250	587,972
Pemex Project Funding Master Trust company guaranty
5 3/4s, 2015	5,838,000	5,797,134
		6,385,106

Health Care (1.2%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	183,000	180,255
DaVita, Inc. company guaranty 6 5/8s, 2013	153,000	153,383
HCA, Inc. notes 6 3/8s, 2015	212,000	179,670
HCA, Inc. notes 5 3/4s, 2014	260,000	215,800

HCA, Inc. 144A sec. notes 9 5/8s, 2016		550,000	591,250
HCA, Inc. 144A sec. notes 9 1/4s, 2016		645,000	690,956
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		595,000	493,850
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		740,000	708,550
Service Corporation International sr. notes 7s, 2017		170,000	172,125
Service Corporation International sr. notes 6 3/4s,
2016		535,000	532,325
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		724,000	696,850
Tenet Healthcare Corp. notes 7 3/8s, 2013		390,000	358,313
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		299,000	304,233
Triad Hospitals, Inc. sr. notes 7s, 2012		825,000	839,438
US Oncology, Inc. company guaranty 9s, 2012		420,000	443,100
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		628,000	635,850
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		305,000	344,650
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)		201,000	207,030
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		173,000	176,893
			7,924,521

Technology (0.6%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		334,000	346,525
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)		383,000	380,606
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014		768,000	765,120
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016		384,000	384,480
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		700,000	721,000
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		13,000	10,790
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		340,000	357,000
Xerox Corp. sr. notes 9 3/4s, 2009	EUR	140,000	203,865
Xerox Corp. sr. notes 7 5/8s, 2013		$278,000	291,900
Xerox Corp. unsec. sr. notes 6 3/4s, 2017		153,000	159,885
			3,621,171

Transportation (0.1%)
CalAir, LLC/CalAir Capital Corp. company guaranty
8 1/8s, 2008		760,000	759,050

Utilities & Power (1.3%)
AES Corp. (The) sr. notes 8 7/8s, 2011		54,000	58,050
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		460,000	493,350
CMS Energy Corp. sr. notes 8.9s, 2008		600,000	627,000
CMS Energy Corp. sr. notes 7 3/4s, 2010		180,000	189,900
Colorado Interstate Gas Co. sr. notes 5.95s, 2015		174,000	171,680
Edison Mission Energy sr. unsec 7 3/4s, 2016		146,000	154,760
Edison Mission Energy sr. unsec 7 1/2s, 2013		172,000	179,740
El Paso Corp. sr. notes Ser. *, 6 3/8s, 2009		200,000	202,000
El Paso Natural Gas Co. sr. notes Ser. A, 7 5/8s, 2010		365,000	376,863
El Paso Production Holding Co. company guaranty
7 3/4s, 2013		993,000	1,038,926
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		520,000	505,700
Mission Energy Holding Co. sec. notes 13 1/2s, 2008		749,000	825,773
Monongahela Power Co. 1st mtge. 6.7s, 2014		400,000	423,479
NRG Energy, Inc. sr. notes 7 3/8s, 2016		235,000	236,175
Orion Power Holdings, Inc. sr. notes 12s, 2010		655,000	743,425
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		517,000	521,867
Teco Energy, Inc. notes 7.2s, 2011		185,000	196,100
Teco Energy, Inc. notes 7s, 2012		280,000	294,700
Teco Energy, Inc. sr. notes 6 3/4s, 2015		32,000	33,440
Utilicorp Canada Finance Corp. company guaranty
7 3/4s, 2011 (Canada)		612,000	645,806
Utilicorp United, Inc. sr. notes 9.95s, 2011		18,000	19,715
Williams Cos., Inc. (The) notes 8 1/8s, 2012		150,000	162,375
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		172,000	173,075
Williams Partners LP/ Williams Partners Finance Corp.
144A bonds 7 1/4s, 2017		145,000	147,900
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)		203,730	22,899
			8,444,698
Total corporate bonds and notes (cost $116,742,182)			$118,644,039

FOREIGN GOVERNMENT BONDS AND NOTES (18.0%)(a)
		Principal
		amount	Value

Argentina (Republic of) FRB 5.59s, 2012		$8,133,750	$7,673,534
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	1,390,000	1,816,635
Brazil (Federal Republic of) bonds 10 1/2s, 2014		$1,018,000	1,289,297
Brazil (Federal Republic of) bonds 6s, 2017		1,490,000	1,473,610
Brazil (Federal Republic of) bonds 5.774s, 2016		1,405,000	746,571
Brazil (Federal Republic of) notes 11s, 2012		7,240,000	8,905,200
Canada (Government of) bonds Ser. WH31, 6s, 2008	CAD	3,680,000	3,242,988
Colombia (Republic of) notes 10s, 2012		$3,697,000	4,343,975
Ecuador (Republic of) regs notes 9 3/8s, 2015		500,000	385,000
France (Government of) bonds 4s, 2013	EUR	4,730,000	6,257,312
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	4,329,160	6,092,658

Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	5,500,000	7,334,007
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	5,000,000	6,601,299
Ireland (Republic of) bonds 5s, 2013	EUR	7,500,000	10,468,057
Japan (Government of) bonds Ser. 4, 0 1/2s, 2015	JPY	1,511,445,000	12,008,642
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	1,115,654,000	9,204,169
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		$2,445,000	2,359,425
South Africa (Republic of) notes 7 3/8s, 2012		1,495,000	1,614,600
South Africa (Republic of) notes 6 1/2s, 2014		1,330,000	1,399,825
Spain (Government of) bonds 5.4s, 2011	EUR	1,000,000	1,397,470
Spain (Kingdom of) bonds 5s, 2012	EUR	800,000	1,109,541
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	30,690,000	5,312,878
Turkey (Republic of) notes 11s, 2013		$6,105,000	7,478,625
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016		1,495,000	1,488,273
United Mexican States notes 6 5/8s, 2015		4,530,000	4,881,075
Venezuela (Republic of) notes 10 3/4s, 2013		2,150,000	2,666,000

Total foreign government bonds and notes (cost $112,602,927)			$117,550,666

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (3.3%)(a)
		Principal
		amount	Value

U.S. Government Agency Mortgage Obligations (3.3%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from January 1, 2021 to
September 1, 2021		$1,925,361	$1,951,297
Federal National Mortgage Association Pass-Through
Certificates
8s, October 1, 2025		6,205	6,570
6 1/2s, June 1, 2036		52,848	53,849
6 1/2s, October 1, 2018		17,404	17,911
6s, May 1, 2021		9,102,915	9,231,991
5 1/2s, April 1, 2036		45,985	45,460
5 1/2s, with due dates from March 1, 2020 to
January 1, 2021		960,219	960,208
5s, May 1, 2021		113,739	111,793
4 1/2s, with due dates from July 1, 2020 to
June 1, 2034		9,749,494	9,332,730
			21,711,809
Total U.S. government and agency mortgage obligations (cost $21,648,516)			$21,711,809

U.S. TREASURY OBLIGATIONS (12.2%)(a)
		Principal
		amount	Value

U.S. Treasury Inflation Index Notes 2s,
January 15, 2016		$8,453,597	$8,164,801
U.S. Treasury Notes
6 1/2s, February 15, 2010		7,500,000	7,880,859
4 1/4s, August 15, 2013		38,008,000	37,063,737
3 1/4s, August 15, 2008		27,242,000	26,569,463

Total U.S. treasury obligations (cost $81,786,372)			$79,678,860

COLLATERALIZED MORTGAGE OBLIGATIONS (12.8%)(a)
		Principal
		amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class G, 7s, 2029		$434,000	$433,512
Banc of America Commercial Mortgage, Inc. Ser. 01-1,
Class G, 7.324s, 2036		325,000	343,670
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		163,000	164,454
Ser. 01-1, Class K, 6 1/8s, 2036		367,000	304,184
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.35s, 2014		141,000	140,714
FRB Ser. 02-FL2A, Class K1, 7.85s, 2014		100,000	99,862
FRB Ser. 05-MIB1, Class K, 7.35s, 2022		645,000	642,026
FRB Ser. 05-ESHA, Class K, 7.15s, 2020		712,000	712,618
FRB Ser. 06-LAQ, Class M, 7s, 2021		548,000	549,388
FRB Ser. 06-LAQ, Class L, 6.9s, 2021		517,000	519,189
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 7s, 2018		696,000	696,000
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.195s, 2032		410,000	457,157
Broadgate Financing PLC sec. FRB Ser. D, 5.893s, 2023
(United Kingdom)	GBP	458,375	895,078
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 5.45s, 2017		$1,463,911	1,463,852
Countrywide Alternative Loan Trust Ser. 06-OA10,
Class XBI, Interest Only (IO), 2.282s, 2046		6,002,818	260,747
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036		7,257,609	14,742
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 5.95s, 2017		251,000	250,999
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 7.2s, 2020		699,000	696,163
FRB Ser. 05-TFLA, Class K, 6.65s, 2020		388,000	387,997
Ser. 98-C1, Class F, 6s, 2040		966,000	959,785
Ser. 02-CP5, Class M, 5 1/4s, 2035		354,000	322,748
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.831s, 2031		16,205,790	212,068
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,

6.04s, 2031		286,492	291,170
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		915,958	889,936
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030		275,000	259,875
Ser. 97-CF1, Class B1, 7.91s, 2030		266,000	266,575
European Loan Conduit FRB Ser. 6X, Class E, 6.931s,
2010 (United Kingdom)	GBP	358,417	702,976
European Loan Conduit 144A
FRB Ser. 6A, Class F, 7.422s, 2010 (United Kingdom)	GBP	128,006	251,113
FRB Ser. 22A, Class D, 6.022s, 2014 (Ireland)	GBP	507,000	992,909
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 5.608s, 2014 (United Kingdom)	GBP	352,461	688,604
Fannie Mae
IFB Ser. 06-70, Class BS, 14.30s, 2036		$299,007	353,520
IFB Ser. 06-62, Class PS, 7.8s, 2036		815,690	903,598
IFB Ser. 06-76, Class QB, 7 1/2s, 2036		1,958,666	2,139,960
IFB Ser. 06-70, Class SJ, 7 1/2s, 2036		135,246	148,781
Ser. 04-W8, Class 3A, 7 1/2s, 2044		384,332	403,839
Ser. 04-W2, Class 5A, 7 1/2s, 2044		1,314,798	1,379,078
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		331,988	348,419
Ser. 03-W4, Class 4A, 7 1/2s, 2042		102,347	106,639
Ser. 03-W3, Class 1A3, 7 1/2s, 2042		214,025	223,392
Ser. 02-T19, Class A3, 7 1/2s, 2042		270,634	282,539
Ser. 03-W2, Class 1A3, 7 1/2s, 2042		4,644	4,848
Ser. 02-W1, Class 2A, 7 1/2s, 2042		414,243	430,408
Ser. 02-14, Class A2, 7 1/2s, 2042		2,097	2,187
Ser. 01-T10, Class A2, 7 1/2s, 2041		265,119	275,524
Ser. 02-T4, Class A3, 7 1/2s, 2041		1,266	1,316
Ser. 01-T8, Class A1, 7 1/2s, 2041		3,494	3,621
Ser. 01-T7, Class A1, 7 1/2s, 2041		1,057,233	1,096,271
Ser. 01-T3, Class A1, 7 1/2s, 2040		168,792	175,193
Ser. 01-T1, Class A1, 7 1/2s, 2040		512,961	532,546
Ser. 99-T2, Class A1, 7 1/2s, 2039		210,375	220,759
Ser. 00-T6, Class A1, 7 1/2s, 2030		100,784	104,998
Ser. 02-W7, Class A5, 7 1/2s, 2029		181,576	189,301
Ser. 01-T4, Class A1, 7 1/2s, 2028		481,122	505,885
Ser. 02-W3, Class A5, 7 1/2s, 2028		1,043	1,088
IFB Ser. 06-63, Class SP, 7.2s, 2036		2,124,858	2,314,381
IFB Ser. 06-60, Class TK, 7.2s, 2036		575,806	604,735
Ser. 04-W12, Class 1A3, 7s, 2044		378,620	392,794
Ser. 01-T10, Class A1, 7s, 2041		1,034,845	1,064,205
IFB Ser. 05-74, Class CS, 5.308s, 2035		653,642	658,880
IFB Ser. 05-74, Class CP, 5.133s, 2035		573,325	584,860
IFB Ser. 05-76, Class SA, 5.133s, 2034		812,986	815,906
IFB Ser. 06-8, Class HP, 4.95s, 2036		946,421	954,166
IFB Ser. 06-8, Class WK, 4.95s, 2036		1,466,284	1,463,546
IFB Ser. 05-106, Class US, 4.95s, 2035		1,397,366	1,420,872
IFB Ser. 05-99, Class SA, 4.95s, 2035		686,047	685,616
IFB Ser. 06-27, Class SP, 4.95s, 2036		791,000	802,340
IFB Ser. 05-114, Class SP, 4.868s, 2036		400,473	385,455
IFB Ser. 06-60, Class CS, 4.473s, 2036		926,207	893,332
IFB Ser. 05-95, Class CP, 4s, 2035		107,031	105,732
IFB Ser. 05-95, Class OP, 3.83s, 2035		360,000	335,607
IFB Ser. 05-83, Class QP, 3.484s, 2034		223,136	208,724
IFB Ser. 02-36, Class QH, IO, 2.7s, 2029		112,671	689
IFB Ser. 06-90, Class SE, IO, 2.45s, 2036		2,447,825	214,472
IFB Ser. 03-66, Class SA, IO, 2.3s, 2033		1,195,073	89,439
IFB Ser. 03-48, Class S, IO, 2.2s, 2033		544,167	40,219
IFB Ser. 05-113, Class AI, IO, 1.88s, 2036		810,923	53,137
IFB Ser. 05-113, Class DI, IO, 1.88s, 2036		6,714,514	377,744
IFB Ser. 06-60, Class DI, IO, 1.72s, 2035		2,414,400	120,721
IFB Ser. 05-95, Class CI, IO, 1.35s, 2035		1,421,299	86,907
IFB Ser. 05-84, Class SG, IO, 1.35s, 2035		2,480,021	145,135
IFB Ser. 05-69, Class AS, IO, 1.35s, 2035		641,897	34,101
IFB Ser. 04-92, Class S, IO, 1.35s, 2034		1,995,792	101,666
IFB Ser. 05-104, Class SI, IO, 1.35s, 2033		3,386,116	189,116
IFB Ser. 05-83, Class QI, IO, 1.34s, 2035		370,539	24,361
IFB Ser. 05-92, Class SC, IO, 1.33s, 2035		3,344,072	189,589
IFB Ser. 05-83, Class SL, IO, 1.32s, 2035		4,418,294	215,984
IFB Ser. 06-20, Class IG, IO, 1.3s, 2036		8,647,633	349,254
IFB Ser. 06-45, Class SM, IO, 1 1/4s, 2036		2,114,198	84,230
IFB Ser. 06-20, Class IB, IO, 1.24s, 2036		3,705,656	144,167
IFB Ser. 05-95, Class OI, IO, 1.24s, 2035		207,492	13,735
IFB Ser. 06-85, Class TS, IO, 1.21s, 2036		2,848,205	111,938
Ser. 03-W17, Class 12, IO, 1.155s, 2033		2,710,189	107,594
IFB Ser. 03-112, Class SA, IO, 1.15s, 2028		1,209,715	33,587
Ser. 03-W10, Class 1A, IO, 0.978s, 2043		3,934,321	55,313
Ser. 03-W10, Class 3A, IO, 0.97s, 2043		4,670,460	75,756
IFB Ser. 05-67, Class BS, IO, 0.8s, 2035		1,616,934	46,487
IFB Ser. 05-74, Class SE, IO, 0 3/4s, 2035		2,222,904	58,545
IFB Ser. 05-87, Class SE, IO, 0.7s, 2035		9,566,004	283,477
IFB Ser. 04-54, Class SW, IO, 0.65s, 2033		759,348	20,159
Ser. 02-T18, IO, 0.525s, 2042		7,498,369	94,003
Ser. 06-84, Class OP, Principal Only (PO), zero %, 2036		105,008	101,465
Ser. 372, Class 1, PO, zero %, 2036		579,668	464,075
Ser. 371, Class 1, PO, zero %, 2036		483,934	409,369
Ser. 05-113, Class DO, PO, zero %, 2036		1,031,964	841,133
Ser. 367, Class 1, PO, zero %, 2036		763,869	575,497
Ser. 363, Class 1, PO, zero %, 2035		4,205,578	3,168,494
Ser. 361, Class 1, PO, zero %, 2035		2,915,044	2,373,909
Ser. 04-38, Class AO, PO, zero %, 2034		360,991	260,636
Ser. 342, Class 1, PO, zero %, 2033		254,474	200,510

Ser. 02-82, Class TO, PO, zero %, 2032	235,500	189,688
Ser. 04-61, Class CO, PO, zero %, 2031	517,000	415,781
Ser. 99-51, Class N, PO, zero %, 2029	76,987	63,117
FRB Ser. 05-117, Class GF, zero %, 2036	318,017	297,298
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	420,701	442,819
Ser. T-58, Class 4A, 7 1/2s, 2043	6,812	7,123
Ser. T-41, Class 3A, 7 1/2s, 2032	1,022,757	1,064,895
Ser. T-60, Class 1A2, 7s, 2044	1,961,817	2,033,165
Ser. T-57, Class 1AX, IO, 0.005s, 2043	2,515,660	29,660
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1 3/8s, 2020	5,795,373	319,567
Freddie Mac
IFB Ser. 3153, Class UK, 7.32s, 2036	209,400	237,766
IFB Ser. 3182, Class PS, 7.2s, 2032	226,023	245,667
IFB Ser. 3081, Class DC, 5.085s, 2035	561,162	558,327
IFB Ser. 3114, Class GK, 5s, 2036	370,333	371,029
IFB Ser. 2979, Class AS, 4.657s, 2034	245,740	234,067
IFB Ser. 3065, Class DC, 3.81s, 2035	843,200	784,237
IFB Ser. 3050, Class SA, 3 1/2s, 2034	608,894	559,424
IFB Ser. 2828, Class TI, IO, 1.7s, 2030	796,969	45,054
IFB Ser. 3033, Class SF, IO, 1.45s, 2035	1,152,529	42,500
IFB Ser. 3028, Class ES, IO, 1.4s, 2035	4,063,489	273,033
IFB Ser. 3042, Class SP, IO, 1.4s, 2035	950,454	57,407
IFB Ser. 3045, Class DI, IO, 1.38s, 2035	10,358,916	433,290
IFB Ser. 3054, Class CS, IO, 1.35s, 2035	919,755	39,375
IFB Ser. 3107, Class DC, IO, 1.35s, 2035	4,283,703	287,305
IFB Ser. 3066, Class SI, IO, 1.35s, 2035	2,761,863	181,078
IFB Ser. 3031, Class BI, IO, 1.34s, 2035	767,049	52,691
IFB Ser. 3067, Class SI, IO, 1.3s, 2035	3,238,006	218,111
IFB Ser. 3114, Class TS, IO, 1.3s, 2030	5,142,357	219,245
IFB Ser. 3065, Class DI, IO, 1.27s, 2035	604,449	38,086
IFB Ser. 3174, Class BS, IO, 1.17s, 2036	3,963,672	139,608
IFB Ser. 3152, Class SY, IO, 1.13s, 2036	3,411,508	206,823
IFB Ser. 3081, Class DI, IO, 1.13s, 2035	786,867	40,336
IFB Ser. 3199, Class S, IO, 1.1s, 2036	2,877,554	139,382
IFB Ser. 3016, Class SP, IO, 0.76s, 2035	778,816	20,935
IFB Ser. 3016, Class SQ, IO, 0.76s, 2035	1,847,649	50,515
IFB Ser. 2815, Class S, IO, 0.65s, 2032	1,791,265	46,665
Ser. 239, PO, zero %, 2036	1,126,390	900,350
Ser. 3174, PO, zero %, 2036	148,189	125,567
Ser. 236, PO, zero %, 2036	708,059	566,598
Ser. 3045, Class DO, PO, zero %, 2035	792,147	635,031
Ser. 231, PO, zero %, 2035	3,488,166	2,639,351
Ser. 228, PO, zero %, 2035	2,965,736	2,343,237
Ser. 3130, Class KO, PO, zero %, 2034	142,877	113,570
Ser. 215, PO, zero %, 2031	153,439	123,160
Ser. 2235, PO, zero %, 2030	188,315	149,888
FRB Ser. 3022, Class TC, zero %, 2035	131,487	138,020
FRB Ser. 2986, Class XT, zero %, 2035	82,321	81,961
FRB Ser. 3046, Class WF, zero %, 2035	170,246	164,915
FRB Ser. 3054, Class XF, zero %, 2034	83,081	81,133
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.514s, 2033	170,000	181,073
Ser. 00-1, Class G, 6.131s, 2033	596,000	540,781
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	529,968	533,921
Government National Mortgage Association
IFB Ser. 05-66, Class SP, 3s, 2035	515,668	469,998
IFB Ser. 05-68, Class SN, IO, 1.85s, 2034	2,625,540	138,655
IFB Ser. 05-65, Class SI, IO, 1s, 2035	1,987,273	74,827
IFB Ser. 05-68, Class SI, IO, 0.95s, 2035	6,745,203	287,706
IFB Ser. 06-14, Class S, IO, 0.9s, 2036	2,000,475	68,519
IFB Ser. 05-51, Class SJ, IO, 0.85s, 2035	1,989,366	79,825
IFB Ser. 05-68, Class S, IO, 0.85s, 2035	3,871,983	151,226
Ser. 98-2, Class EA, PO, zero %, 2028	77,202	63,267
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 8.6s, 2015	214,000	214,803
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031	253,101	237,234
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 03-LLFA, Class L, 9.1s, 2014	876,000	876,000
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.8s, 2036	2,399,194	112,667
Ser. 06-9, Class 2A2, IO, 1.27s, 2036	2,639,000	127,305
IFB Ser. 06-7, Class 2A4, IO, 1.2s, 2036	4,951,886	184,272
IFB Ser. 06-7, Class 2A5, IO, 1.2s, 2036	4,282,714	223,728
IFB Ser. 06-6, Class 1A2, IO, 1.15s, 2036	1,984,848	78,876
IFB Ser. 06-6, Class 1A3, IO, 1.15s, 2036	2,609,668	126,493
IFB Ser. 06-5, Class 1A3, IO, 0.05s, 2036	872,188	3,933
IFB Ser. 06-4, Class 1A3, IO, 0.05s, 2036	1,218,848	8,498
IFB Ser. 06-7, Class 1A3, IO, zero %, 2036	1,972,516	9,657
IFB Ser. 06-6, Class 4A2, IO, zero %, 2036	1,909,499	3,099
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	594,000	498,710
Ser. 04-1A, Class K, 5.45s, 2040	212,000	170,502
Ser. 04-1A, Class L, 5.45s, 2040	96,000	71,019
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.051s, 2049	56,864,000	862,360
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.329s, 2028	2,562,800	196,815
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,

Class X, IO, 7.845s, 2037		1,016,776	348,881
Morgan Stanley Capital I Ser. 98-CF1, Class E, 7.35s,
2032		1,252,000	1,313,387
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039		1,730,000	1,261,616
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.09s, 2030		327,112	334,678
Ser. 97-MC2, Class X, IO, 1.179s, 2012		1,822,051	5,338
Permanent Financing PLC FRB Ser. 8, Class 2C, 5 3/4s,
2042 (United Kingdom)		500,000	499,971
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		123,000	120,534
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		303,000	302,552
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		162,000	137,333
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		193,000	150,487
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		174,000	146,901
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		167,000	130,319
Titan Europe PLC 144A
FRB Ser. 05-CT1A, Class D, 6.222s, 2014 (Ireland)	GBP	613,466	1,201,400
FRB Ser. 05-CT2A, Class E, 6.177s, 2014 (Ireland)	GBP	226,682	444,041
FRB Ser. 04-2A, Class D, 4.4s, 2014 (Ireland)	EUR	350,545	463,129
FRB Ser. 04-2A, Class C, 4s, 2014 (Ireland)	EUR	153,987	203,390
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.05s, 2012
(Ireland)	GBP	350,442	686,305
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.65s, 2018		$477,000	476,332

Total collateralized mortgage obligations (cost $82,575,027)			$83,421,798

ASSET-BACKED SECURITIES (10.4%)(a)
		Principal
		amount	Value

Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012		8,602	$8,601
Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		154,625	143,801
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		383,000	397,494
Ser. 04-1A, Class E, 6.42s, 2039		361,000	357,574
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036		52,000	39,152
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M10, 7.82s, 2036		509,000	438,321
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.05s, 2033		279,869	281,050
Banc of America Alternative Loan Trust IFB Ser. 06-6,
Class CB2, IO, zero %, 2046		1,140,367	1,170
Banc of America Funding Corp. IFB Ser. 06-4, Class A4,
IO, 0.15s, 2036		1,177,176	2,215
Banc of America Mortgage Securities IFB Ser. 06-2,
Class A4, IO, 0.05s, 2036		1,021,114	5,352
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.38s, 2011		340,000	343,876
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.57s, 2034		286,000	283,140
FRB Ser. 06-PC1, Class M9, 7.07s, 2035		185,000	152,712
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036		270,000	242,030
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		558,079	400,073
Ser. 00-A, Class A2, 7.575s, 2030		152,752	105,379
Ser. 99-B, Class A4, 7.3s, 2016		720,157	481,304
Ser. 99-B, Class A3, 7.18s, 2015		1,211,954	793,640
FRB Ser. 00-A, Class A1, 5.51s, 2030		160,529	91,502
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009		598,000	604,937
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		500,000	499,824
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.85s, 2011 (Cayman Islands)		180,214	186,422
FRB Ser. 04-AA, Class B3, 8.7s, 2011 (Cayman Islands)		34,922	35,516
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.43s, 2010		350,000	354,668
CHEC NIM Ltd., 144A Ser. 04-2, Class N3, 8s, 2034
(Cayman Islands)		10,410	9,965
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.85s, 2035		304,000	232,195
FRB Ser. 05-HE4, Class M12, 7.37s, 2035		457,000	335,347
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		1,207,000	1,141,072
Ser. 00-2, Class A4, 8.48s, 2030		14,667	14,443
Ser. 00-4, Class A6, 8.31s, 2032		3,615,000	3,123,961
Ser. 00-5, Class A7, 8.2s, 2032		476,000	402,458
Ser. 00-1, Class A5, 8.06s, 2031		1,120,803	994,043
Ser. 00-4, Class A5, 7.97s, 2032		240,000	192,433
Ser. 00-5, Class A6, 7.96s, 2032		199,000	172,982
Ser. 00-4, Class A4, 7.73s, 2031		233,183	216,855
Ser. 01-3, Class M2, 7.44s, 2033		112,396	11,240
Ser. 01-4, Class A4, 7.36s, 2033		268,000	277,881
Ser. 00-6, Class A5, 7.27s, 2032		93,515	93,721
FRB Ser. 01-4, Class M1, 7.099s, 2033		295,000	112,100

Ser. 01-1, Class A5, 6.99s, 2032		993,000	972,122
Ser. 01-3, Class A4, 6.91s, 2033		3,073,000	2,966,769
Ser. 02-1, Class A, 6.681s, 2033		1,312,631	1,330,109
Ser. 01-3, Class A3, 5.79s, 2033		1,860	1,859
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 7.365s, 2007		790,000	792,820
Countrywide Alternative Loan Trust
IFB Ser. 06-26CB, Class A2, IO, 0.45s, 2036		1,240,571	2,093
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036		445,338	1,009
IFB Ser. 06-14CB, Class A9, IO, zero %, 2036		1,189,028	5,945
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		30,081	29,382
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		25,795	25,810
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.339s, 2046		4,632,876	194,002
Ser. 05-2, Class 2X, IO, 1.16s, 2035		5,399,307	123,172
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 0.808s, 2035 (SN)		4,445,354	135,942
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		431,000	429,923
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		277,000	283,893
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.807s, 2039		1,220,766	1,239,841
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 04-FF7, Class A4, 5.65s, 2034		1,144,099	1,144,227
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034		41,578	6,661
Ser. 04-3, Class A, 4 1/2s, 2034		1,536	1,406
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		687,000	682,194
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 6.69s, 2043 (United Kingdom)	GBP	1,075,000	2,154,754
FRB Ser. 02-1, Class 1C, 6.674s, 2042 (United Kingdom)		$365,679	366,381
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,430,000	1,940,431
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$870,032	818,692
Ser. 94-4, Class B2, 8.6s, 2019		328,115	239,960
Ser. 93-1, Class B, 8.45s, 2018		629,309	600,218
Ser. 99-5, Class A5, 7.86s, 2030		4,540,000	4,460,550
Ser. 96-8, Class M1, 7.85s, 2027		387,000	388,141
Ser. 95-8, Class B1, 7.3s, 2026		362,579	362,720
Ser. 95-4, Class B1, 7.3s, 2025		371,800	382,167
Ser. 97-6, Class M1, 7.21s, 2029		909,000	867,531
Ser. 99-3, Class A7, 6.74s, 2031		733,000	725,703
Ser. 99-3, Class A5, 6.16s, 2031		16,956	17,062
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		1,700,441	1,572,629
Ser. 99-5, Class A4, 7.59s, 2028		75,721	76,946
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		365,777	361,951
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 7.35s, 2030 (Cayman Islands)		379,000	381,122
FRB Ser. 05-1A, Class E, 7.15s, 2030 (Cayman Islands)		303,653	303,653
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)		270,368	263,837
Holmes Financing PLC FRB Ser. 8, Class 2C, 6.094s,
2040 (United Kingdom)		235,000	235,042
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 8.1s,
2037 (Cayman Islands)		1,260,000	1,261,575
Long Beach Mortgage Loan Trust FRB Ser. 06-2,
Class M10, 7.85s, 2036		318,000	286,101
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-2,
Class B, 7.85s, 2036		318,000	260,661
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
5.94s, 2039 (United Kingdom)	GBP	900,000	1,762,560
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.6s, 2032		$1,046,356	816,158
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		5,051	4,985
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.53s, 2010		350,000	354,927
Merrill Lynch Mortgage Investors, Inc. 144A Ser.
04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		10,052	9,901
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		131,351	130,001
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.55s, 2034		214,000	215,575
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		101,224	100,058
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.396s, 2035		1,640,719	1,637,644
IFB Ser. 06-7, Class 4A3, IO, zero %, 2036		1,043,703	3,367
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		209,713	205,031
Ser. 04-B, Class C, 3.93s, 2012		91,380	89,277
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		1,071,343	946,240
Ser. 00-A, Class A2, 7.765s, 2017		160,541	124,989
Ser. 95-B, Class B1, 7.55s, 2021		364,000	240,204
Ser. 00-D, Class A4, 7.4s, 2030		1,022,000	666,512
Ser. 02-B, Class A4, 7.09s, 2032		437,153	390,175
Ser. 99-B, Class A4, 6.99s, 2026		1,168,273	1,025,985
Ser. 01-D, Class A4, 6.93s, 2031		777,981	613,263
Ser. 01-E, Class A4, 6.81s, 2031		988,514	873,679

Ser. 01-C, Class A2, 5.92s, 2017		1,007,326	519,925
Ser. 02-C, Class A1, 5.41s, 2032		1,417,045	1,229,962
Ser. 01-D, Class A2, 5.26s, 2019		158,487	111,168
Ser. 01-E, Class A2, 5.05s, 2019		1,148,518	901,237
Ser. 02-A, Class A2, 5.01s, 2020		312,597	240,935
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		225,337	201,466
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.876s, 2018 (Ireland)		885,000	917,745
FRB Ser. 05-A, Class E, 9.976s, 2012 (Ireland)		238,000	242,617
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.85s, 2035		509,000	437,129
Park Place Securities, Inc. FRB Ser. 04-MCW1,
Class A2, 5.7s, 2034		1,039,275	1,039,925
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		11,355	11,164
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6 1/2s, 2042 (United Kingdom)		350,000	353,366
FRB Ser. 6, Class 3C, 5.954s, 2042 (United Kingdom)	GBP	887,000	1,742,660
Residential Asset Securities Corp. Ser. 01-KS3,
Class AII, 5.55s, 2031		$2,436,002	2,436,635
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 8.07s, 2035		395,000	354,682
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.2s, 2036		458,955	5,199
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 5.961s, 2038 (United Kingdom)	GBP	150,000	292,174
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$33,660	33,786
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		17,341	3,295
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		75,194	4,782
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		49,754	4,552
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		12,638	1,264
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		7,301	292
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		10,294	206
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		3,426	274
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		20,842	4,950
Sasco Net Interest Margin Trust 144A
Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)		6,942	6,924
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)		273,210	32,020
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HS1N, Class Note, 5.92s, 2034		3,759	150
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.85%, 2036		392,000	356,030
South Coast Funding 144A FRB Ser. 3A, Class A2,
6.574s, 2038 (Cayman Islands)		140,000	140,700
Structured Asset Investment Loan Trust 144A
FRB Ser. 06-BNC2, Class B1, 7.85s, 2036		293,000	256,136
FRB Ser. 05-HE3, Class M11, 7.85s, 2035		436,000	327,383
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.874s, 2015		1,784,994	1,782,763
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)		467,000	478,056
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)		390,000	392,376
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		14,313,403	208,694
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.277s, 2044 (United Kingdom)		683,414	683,387
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011		83,700	83,396

Total asset-backed securities (cost $67,845,024)			$68,327,391

SENIOR LOANS (6.2%)(a)(c)
		Principal
		amount	Value

Basic Materials (0.8%)
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.357s, 2013		$843,625	$847,374
Georgia-Pacific Corp. bank term loan FRN Ser. B2,
7.12s, 2012		300,000	301,333
Hexion Specialty Chemicals, Inc. bank term loan FRN
7.87s, 2013		250,000	249,583
Innophos, Inc. bank term loan FRN 7.6s, 2010		213,876	214,410
Lyondell Chemical Co. bank term loan FRN Ser. B,
7.121s, 2013		99,750	100,140
Momentive Performance Materials Corp. bank term loan
FRN 7.62s, 2013		200,000	200,250
Nalco Co. bank term loan FRN Ser. B, 7.265s, 2010		1,078,404	1,081,835
Novelis, Inc. bank term loan FRN 7.62s, 2012		334,114	334,531
Novelis, Inc. bank term loan FRN Ser. B, 7.62s, 2012		580,599	581,324
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 7.376s, 2012		1,380,980	1,386,676
			5,297,456

Capital Goods (0.4%)
Graham Packaging Corp. bank term loan FRN Ser. B,
7.72s, 2011		393,970	396,080
Hexcel Corp. bank term loan FRN Ser. B, 7 1/8s, 2012		544,641	544,641
Mueller Group, Inc. bank term loan FRN 7.373s, 2012		411,200	413,128
Polypore, Inc. bank term loan FRN 8.35s, 2011		709,591	713,139

Terex Corp. bank term loan FRN Ser. D, 7.114s, 2013	49,750	49,812
Transdigm, Inc. bank term loan FRN 7.366s, 2013	250,000	251,500
		2,368,300

Communication Services (0.7%)
Consolidated Communications Holdings, Inc. bank term
loan FRN Ser. D, 7.366s, 2011	124,255	124,177
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 7 1/8s, 2012	543,116	542,437
Idearc, Inc. bank term loan FRN Ser. B, 7.35s, 2014	600,000	603,000
Intelsat, Ltd. bank term loan FRN Ser. B, 7.622s, 2013
(Bermuda)	600,000	604,050
Level 3 Communications, Inc. bank term loan FRN
8.366s, 2011	182,000	183,877
Madison River Capital, LLC bank term loan FRN Ser. B,
7.62s, 2012	788,838	789,824
Metropcs Wireless, Inc. bank term loan FRN 7 7/8s, 2013	249,375	250,206
PanAmSat Corp. bank term loan FRN Ser. B, 7.872s, 2013	600,000	605,584
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
7.12s, 2012	427,826	429,430
Time Warner Telecom, Inc. bank term loan FRN 7.57s,
2013	181,000	182,222
Windstream Corp. bank term loan FRN Ser. B, 7.12s, 2013	288,000	289,575
		4,604,382

Consumer Cyclicals (1.3%)
CCM Merger, Inc. bank term loan FRN Ser. B, 7.364s,
2012	985,005	983,281
Coinmach Service Corp. bank term loan FRN Ser. B-1,
7 7/8s, 2012	249,243	251,269
Cooper Tire & Rubber Co. bank term loan FRN Ser. B,
7 7/8s, 2012	257,586	257,827
Cooper Tire & Rubber Co. bank term loan FRN Ser. C,
7 7/8s, 2012	605,875	606,443
Dex Media West, LLC bank term loan FRN Ser. B1,
6.914s, 2010	484,627	483,416
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.868s, 2010	128,551	128,040
Goodman Global Holdings, Inc. bank term loan FRN Ser.
C, 7 1/8s, 2011	707,868	706,688
Landsource, Inc. bank term loan FRN Ser. B, 7 7/8s,
2010	50,000	49,438
Michaels Stores, Inc. bank term loan FRN Ser. B,
8 3/8s, 2013	311,458	313,210
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.602s, 2013	149,684	150,654
Oriental Trading Co. bank term loan FRN 8.172s, 2013	149,625	149,999
Penn National Gaming, Inc. bank term loan FRN Ser. B,
7.132s, 2012	197,500	198,339
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.6s, 2013	148,500	147,943
R.H. Donnelley Finance Corp. bank term loan FRN
6.865s, 2011	686,023	683,546
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.868s, 2011	379,106	377,986
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.873s, 2013	100,000	98,250
Sun Media Corp. bank term loan FRN Ser. B, 7.126s,
2009 (Canada)	138,003	138,060
Trump Hotel & Casino Resort, Inc. bank term loan FRN
5.62s, 2012 (U)	174,125	175,159
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7 7/8s, 2012	172,813	173,839
TRW Automotive, Inc. bank term loan FRN Ser. B,
7.188s, 2010	516,273	514,579
TRW Automotive, Inc. bank term loan FRN Ser. B2,
6 7/8s, 2010	119,100	118,802
Venetian Casino Resort, LLC bank term loan FRN Ser. B,
7.12s, 2011	664,302	666,442
Venetian Casino Resort, LLC bank term loan FRN Ser.
DD, 7.12s, 2011	136,969	137,411
Visant Holding Corp. bank term loan FRN Ser. C,
7.372s, 2010	823,563	826,652
William Carter Holdings Co. (The) bank term loan FRN
Ser. B, 6.87s, 2012	69,006	68,834
		8,406,107

Consumer Staples (1.8%)
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 7.36s, 2013	49,813	49,931
Affinion Group, Inc. bank term loan FRN Ser. B,
8.122s, 2013	798,477	801,222
Affinity Group Holdings bank term loan FRN Ser. B2,
7.85s, 2009	116,223	116,368
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.62s, 2013	343,875	339,099
Cablevision Systems Corp. bank term loan FRN Ser. B,
7.123s, 2013	1,094,500	1,094,591
CBRL Group, Inc. bank term loan FRN Ser. B, 7.129s,
2013	13,623	13,599
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.62s, 2013	350,000	350,164
Century Cable Holdings bank term loan FRN 10 1/4s, 2009	900,000	875,571

Charter Communications bank term loan FRN 8.005s, 2013	1,028,831	1,034,972
Insight Midwest bank term loan FRN 7.61s, 2014	68,075	68,488
Jean Coutu Group, Inc. bank term loan FRN Ser. B,
7.938s, 2011 (Canada)	118,131	118,247
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.172s, 2015	987,500	985,208
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 7.12s, 2015	120,000	119,350
MGM Studios, Inc. bank term loan FRN Ser. B, 8.614s,
2011	893,250	884,158
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
10 1/4s, 2010	500,000	486,719
Pinnacle Foods Holding Corp. bank term loan FRN
7.369s, 2010	560,340	561,321
Regal Cinemas, Inc. bank term loan FRN Ser. B, 7.117s,
2010	537,587	535,860
Reynolds American, Inc. bank term loan FRN Ser. B,
7.14s, 2012	248,750	250,305
Six Flags, Inc. bank term loan FRN Ser. B, 8.62s, 2009	426,592	430,791
Spanish Broadcasting Systems, Inc. bank term loan FRN
7.12s, 2012	443,233	442,310
Spectrum Brands, Inc. bank term loan FRN Ser. B,
8.616s, 2013	739,297	741,277
United Rentals, Inc. bank term loan FRN 7.32s, 2011	134,837	135,370
United Rentals, Inc. bank term loan FRN Ser. B, 7.47s,
2011	51,579	51,783
Universal City Development bank term loan FRN Ser. B,
7.38s, 2011	969,872	972,296
Warner Music Group bank term loan FRN Ser. B, 7.373s,
2011	153,971	154,413
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.937s, 2012	267,257	266,505
		11,879,918

Energy (0.4%)
CR Gas Storage bank term loan FRN 7.198s, 2013	60,606	60,549
CR Gas Storage bank term loan FRN 7.141s, 2013	63,318	63,190
CR Gas Storage bank term loan FRN Ser. B, 7.15s, 2013	331,742	331,069
CR Gas Storage bank term loan FRN Ser. DD, 7.108s, 2013	42,424	42,384
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.855s, 2012	891,000	893,784
Meg Energy Corp. bank term loan FRN 7 3/8s, 2013
(Canada)	99,250	99,390
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013
(Canada) (U)	100,000	98,786
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7.61s, 2012 (Norway)	28,662	28,805
Targa Resources, Inc. bank term loan FRN 7.624s, 2012	633,115	635,390
Targa Resources, Inc. bank term loan FRN 5.239s, 2012	153,871	154,424
		2,407,771

Financial (0.1%)
Fidelity National Information Solutions, Inc. bank
term loan FRN Ser. B, 7.1s, 2013	607,947	607,863

Health Care (0.3%)
AmeriPath, Inc. bank term loan FRN Ser. B, 7.36s, 2012	46,882	46,847
DaVita, Inc. bank term loan FRN Ser. B, 7.422s, 2012	478,360	480,667
Healthsouth Corp. bank term loan FRN Ser. B, 8.62s,
2013	1,194,000	1,201,131
LifePoint, Inc. bank term loan FRN Ser. B, 6.975s, 2012	466,734	464,634
United Surgical Partners International, Inc. bank term
loan FRN 7.145s, 2013	52,735	52,867
		2,246,146

Technology (0.2%)
Aspect Software, Inc. bank term loan FRN 8 3/8s, 2011	50,000	49,958
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.831s, 2013	40,000	40,150
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
7 7/8s, 2013	788,439	795,430
Travelport bank term loan FRN 8.364s, 2013	6,335	6,347
Travelport bank term loan FRN Ser. B, 8.364s, 2013	64,504	64,625
UGS Corp. bank term loan FRN Ser. C, 7.126s, 2012	408,276	407,766
		1,364,276

Transportation (0.1%)
Travelcenters of America, Inc. bank term loan FRN Ser.
B, 7.106s, 2011	335,029	334,610
United Airlines bank term loan FRN Ser. B, 9.12s, 2012	304,719	306,732
United Airlines bank term loan FRN Ser. DD, 9 1/8s,
2012	43,531	43,819
		685,161

Utilities & Power (0.1%)
Mirant North America, LLC. bank term loan FRN Ser. B,
7.1s, 2013	76,613	76,449
NRG Energy, Inc. bank term loan FRN Ser. B, 7.367s,
2013	614,667	617,740
		694,189

Total senior loans (cost $40,621,845)				$40,561,569

UNITS (0.4%)(a) (cost $1,180,933)

			Units	Value

XCL, Ltd. Equity Units zero % (F)			991	$2,504,301

PREFERRED STOCKS (0.1%)(a)

			Shares	Value

Ion Media Networks, Inc. 14.25% cum. pfd. (PIK)			11	$81,400
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			426	532,500

Total preferred stocks (cost $444,567)				$613,900

COMMON STOCKS (0.1%)(a)

			Shares	Value

Contifinancial Corp. Liquidating Trust (F)			3,445,121	$345
Knology, Inc. (NON)			199	2,117
Owens Corning, Inc. (NON)			10,726	320,707
Sterling Chemicals, Inc. (NON)			110	1,403
USA Mobility, Inc.			12	268
VFB LLC (acquired 10/27/00, cost $594,553)
(F)(RES)(NON)			948,004	19,610
WHX Corp. (NON)			18,832	159,130

Total common stocks (cost $2,727,900)				$503,580

CONVERTIBLE PREFERRED STOCKS (--%)(a)

			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			2,441	$100,996
Ion Media Networks, Inc. 144A 9.75% cv. pfd. PIK			18	77,400

Total convertible preferred stocks (cost $284,218)				$178,396

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)

	Expiration		Contract
	date/strike price		amount	Value

Option on an interest rate swap with Lehman Brothers
for the right to pay a fixed rate swap of 4.148%
versus the six month EUR-EURIBOR-Telerate maturing
October 10, 2016.	Oct-11 /4.148		$34,178,000	$975,410
Option on an interest rate swap with Citibank, N.A.
London for the right to pay a fixed rate swap
of 4.1925% versus the six month EUR-EURIBOR-Telerate
maturing October 13, 2016.	Oct-11 / 4.1925		34,178,000	913,301
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.1925% versus the six month EUR-EURIBOR-Telerate
maturing October 13, 2016.	Oct-11 / 4.1925		26,942,000	655,236
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 4.148%
versus the six month EUR-EURIBOR-Telerate maturing
October 10, 2016.	Oct-11 /4.148		26,942,000	603,816

Total purchased options outstanding (cost $3,090,860)				$3,147,763

WARRANTS (--%)(a)(NON)

	Expiration date	Strike Price	Warrants	Value

Dayton Superior Corp. 144A (F)	6/15/09	$0.01	1,020	$10
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR 0.001	508	14,224
Ubiquitel, Inc. 144A	4/15/10	$22.74	1,670	17

Total warrants (cost $116,394)				$14,251

SHORT-TERM INVESTMENTS (15.8%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			100,830,215	$100,830,215
U.S. Treasury Bills for an effective yield of 4.92%,
maturity date in March 29, 2007 (SEG)			$2,299,000	2,271,987

Total short-term investments (cost $103,102,202)				$103,102,202

TOTAL INVESTMENTS

Total investments (cost $634,768,967) (b)				$639,960,525

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/06 (aggregate face value $79,728,803) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$28,467,184	$27,628,923	1/17/07	$838,261
British Pound	4,916,337	4,918,573	3/22/07	(2,236)
Canadian Dollar	3,207,481	3,332,230	1/17/07	(124,749)
Danish Krone	1,246,346	1,254,738	3/22/07	(8,392)
Euro Dollar	9,088,423	10,718,487	3/22/07	(1,630,064)
Japanese Yen	1,582,737	1,641,797	2/21/07	(59,060)
Malaysian Ringgit	1,756,140	1,698,433	2/21/07	57,707
Mexican Peso	1,679,209	1,658,109	1/17/07	21,100
Norwegian Krone	13,122,112	13,272,800	3/22/07	(150,688)
South Korean Won	3,672,406	3,622,403	2/21/07	50,003
Swedish Krona	3,348,885	3,377,058	3/22/07	(28,173)
Swiss Franc	2,193,801	2,237,934	3/22/07	(44,133)
Czech Koruna	1,924,881	1,897,901	3/22/07	26,980
Polish Zloty	2,441,721	2,469,417	3/22/07	(27,696)

Total				$(1,081,140)

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/06 (aggregate face value $133,193,419) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,402,388	$3,378,883	01/17/07	$(23,505)
British Pound	11,778,571	11,861,691	03/22/07	83,120
Canadian Dollar	10,238,590	10,509,522	01/17/07	270,932
Euro Dollar	45,072,289	46,984,870	03/22/07	1,912,581
Hong Kong Dollar	1,660,597	1,661,730	05/16/07	1,133
Hungarian Forint	709,883	697,060	03/22/07	(12,823)
Japanese Yen	35,877,302	34,692,455	02/21/07	(1,184,847)
Norwegian Krone	4,012,622	5,776,469	03/22/07	1,763,847
South African Rand	560,851	530,975	01/17/07	(29,876)
Swedish Krona	7,158,900	7,161,193	03/22/07	2,293
Swiss Franc	9,891,442	9,938,571	03/22/07	47,129

Total				$2,829,984

FUTURES CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90-day (Short)	846	$201,030,750	Dec-07	$415,924
Euro-Dollar 90-day (Long)	794	187,939,800	Mar-07	(333,397)
U.S. Treasury Bond 20 yr (Long)	850	94,801,563	Mar-07	(1,961,988)
U.S. Treasury Note 10 yr (Short)	859	92,471,590	Mar-07	955,397
U.S. Treasury Note 5 yr (Short)	856	89,933,500	Mar-07	729,703
Japanese Government Bond 10 yr (Long)	35	39,416,534	Mar-07	(72,287)
U.S. Treasury Note 2 yr (Short)	151	30,808,719	Mar-07	115,325
Euro-Bund 10 yr (Long)	179	27,407,261	Mar-07	(417,051)
Euro-Bobl 5 yr (Long)	80	11,487,910	Mar-07	(123,000)
Euro-Schatz 2 yr (Short)	52	7,099,686	Mar-07	13,788
U.K. Gilt 10 yr (Long)	9	1,905,856	Mar-07	(30,253)
Canadian Government Bond 10 yr (Long)	11	1,075,064	Mar-07	(14,456)

Total				$(722,295)

WRITTEN OPTIONS OUTSTANDING at 12/31/06 (premiums received $245,817) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed
rate of 1.165% versus thesix-month JPY-LIBOR maturing on April 3, 2008.	13,104,267,000	Mar-07 / 1.165	337,598

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)
Bank of America, N.A.

	$10,000,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	$(331,036)

	16,800,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	603,601

	4,400,000		1/27/14	4.35%	3 month USD-LIBOR-BBA	163,960

Citibank, N.A.
	24,650,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(562,636)

JPY	1,200,000,000		4/22/13	1.9225%	6 month JPY-LIBOR-BBA	(276,953)

JPY	5,372,749,000	(E)	4/3/08	6 month JPY-LIBOR-BBA	1.165%	138,122

JPY	380,000,000		4/21/36	6 month JPY-LIBOR-BBA	2.775%	240,676

AUD	31,963,000		8/4/09	3 month AUD-BBR-BBSW	6.315%	(133,250)

JPY	1,300,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	58,745

	$22,100,000	(E)	5/23/12	3 month USD-LIBOR-BBA	4.923%	(145,197)

	34,000,000	(E)	5/23/12	3.422%	U.S. Bond Market
					Association Municipal Swap
					Index	169,534

	42,130,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	(414,986)

JPY	1,134,000,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(105,524)

CAD	39,143,000		8/22/08	3 month CAD-BA-CDOR	4.3535%	422,470

CAD	9,329,000		8/22/16	4.6535%	3 month CAD-BA-CDOR	(229,034)

CAD	13,670,000		8/4/09	4.497%	3 month CAD-BA-CDOR	(229,179)

Credit Suisse First Boston International
	$5,699,500		7/9/14	4.945%	3 month USD-LIBOR-BBA	4,457

Credit Suisse International
EUR	2,568,000		7/17/21	6 month EUR-EURIBOR-
				Telerate	4.445%	87,071

EUR	9,930,000		7/17/13	4.146%	6 month
					EUR-EURIBOR-Telerate	(61,198)

EUR	11,985,000		7/17/09	6 month EUR-EURIBOR-
				Telerate	3.896%	(44,390)

GBP	1,480,000		4/3/36	GBP 3,728,462 at maturity	6 month GBP-LIBOR-BBA	42,726

Deutsche Bank AG
ZAR	12,120,000		7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	38,527

Goldman Sachs International

	$1,345,000		9/15/11	Ford Credit Auto Owner	678 bp (1 month
				Trust Series 2005-B Class D	USD-LIBOR-BBA)	(2,016)

JPMorgan Chase Bank, N.A.
	$25,100,000		9/2/15	3 month USD-LIBOR-BBA	4.4505%	(977,298)

	16,700,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	668,126

	31,100,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	503,807

	70,918,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	77,566

	22,964,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(771,393)

JPY	7,460,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(1,225,850)

	$30,000,000		6/17/15	3 month USD-LIBOR-BBA	4.5505%	(1,242,044)

	134,000,000		6/17/07	4.0825%	3 month USD-LIBOR-BBA	883,295

	11,050,000	(E)	11/8/11	3 month USD-LIBOR-BBA	5.036%	(16,694)

	17,000,000	(E)	11/8/11	3.488%	U.S. Bond Market
					Association Municipal Swap
					Index	18,989

	16,780,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	51,654

	12,060,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	65,358

	8,000,000		3/6/16	3 month USD-LIBOR-BBA	5.176%	109,190

Lehman Brothers International (Europe)
	2,218,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(96,412)

	10,091,000		8/3/11	3 month USD-LIBOR-BBA	5.445%	277,948

EUR	24,900,000		11/13/16	3.983%	6 month
					EUR-EURIBOR-Telerate	503,803

EUR	7,530,000		10/5/21	6 month EUR-EURIBOR-
				Telerate	4.093%	(163,274)

EUR	28,370,000		10/5/13	3.8975%	6 month
					EUR-EURIBOR-Telerate	465,276

EUR	34,240,000		10/5/09	6 month EUR-EURIBOR-
				Telerate	3.825%	(302,616)

Lehman Brothers Special Financing, Inc.

	$79,881,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	1,308,606

GBP	1,365,000	3/15/36	GBP 3,304,437 at maturity	6 month GBP-LIBOR-BBA	123,026

Merrill Lynch Capital Services, Inc.
JPY	1,272,000,000	10/31/16	1.90%	6 month JPY-LIBOR-BBA	(120,073)

CAD	9,329,000	10/25/16	4.65%	3 month CAD-BA-CDOR	(129,385)

CAD	39,143,000	10/25/08	3 month CAD-BA-CDOR	4.35%	90,811

JPY	350,700,000	10/18/36	6 month JPY-LIBOR-BBA	2.655%	143,515

JPY	753,200,000	10/18/16	1.9475%	6 month JPY-LIBOR-BBA	(103,067)

CAD	27,167,000	8/2/09	4.464%	3 month CAD-BA-CDOR	(433,536)

Total					$(856,182)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
GBP	$1,480,000	4/3/36	GBP 2,242,757 at	GBP Non-revised	$15,469
			maturity	Retail Price
				Index

Goldman Sachs International
EUR	16,889,000	10/31/11	2.12%	Eurostat	(7,355)
				Eurozone HICP
				excluding tobacco

EUR	16,889,000	10/31/11	(1.935)	French Consumer	60,175
				Price Index
				excluding tobacco

JPMorgan Chase Bank, N.A.
EUR	15,930,000	7/21/11	(2.295%)	Euro Non-revised	(241,633)
				Consumer Price
				Index excluding
				tobacco

EUR	15,930,000	7/21/11	2.2325%	Euro Non-revised	367,761
				Consumer Price
				Index excluding
				tobacco

Lehman Brothers Special Financing, Inc.
EUR	16,889,000	4/26/11	2.11%	French Non-	294,185
				revised Consumer
				Price Index
				excluding tobacco

EUR	16,889,000	4/26/11	(2.115%)	Euro Non-revised	(33,431)
				Consumer Price
				Index excluding
				tobacco

GBP	1,365,000	3/15/36	GBP 2,065,993 at	GBP Non-revised	23,792
			maturity	Retail Price
				Index

Total					$478,963

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 3
Index	$24,008		$950,000	6/20/10	360 bp	$77,207

DJ CDX NA HY Series 4
Index	47,895		1,805,000	6/20/10	360 bp	149,354

DJ CDX NA HY Series 4
Index	18,006		4,750,000	6/20/10	(360 bp)	(248,991)

DJ CDX NA HY Series 4
Index	(12,004)		2,375,000	6/20/10	(360 bp)	(145,503)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		590,000	9/20/11	(111 bp)	(6,844)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--		235,000	6/20/11	(101 bp)	(2,152)

CreditSuisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--		1,400,000	9/20/07	(487.5 bp)	(41,601)

Ford Motor Co., 7.45%,
7/16/31	--		1,700,000	9/20/08	725 bp	145,990

Ford Motor Co., 7.45%,
7/16/31	--		300,000	9/20/07	(485 bp)	(8,861)

Republic of Argentina,
8.28%, 2033	--		1,175,000	7/20/09	(214 bp)	(44,384)

Ukraine Government,
7.65%, 6/11/13	--		1,105,000	10/20/11	194 bps	23,995

Deutsche Bank AG
DJ CDX NA IG Series 7	36		1,308,000	12/20/13	(50 bp)	(3,596)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		1,308,000	12/20/13	55 bp	9,618

DJ iTraxx Europe Series
6 Version 1	7,200	EUR	2,318,000	12/20/13	(40 bp)	(7,460)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	2,318,000	12/20/13	43 bp	17,552

Republic of Indonesia,
6.75%, 2014	--		575,000	9/20/16	292 bp	45,955

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--		3,768,000	(a)	2.461%	341,047

DJ CDX NA HY Series 4
Index	14,044		855,000	6/20/10	360 bp	62,104

DJ CDX NA HY Series 4
Index	14,645		2,375,000	6/20/10	(360 bp)	(118,854)

DJ CDX NA HY Series 5
Index	(241,095)		13,632,000	12/20/10	(395 bp)	(1,111,317)

DJ CDX NA IG Series 6
Index	935		2,181,000	6/20/13	(50 bp)	(8,272)

DJ CDX NA IG Series 6
Index 7-10% tranche	--		2,181,000	6/20/13	55 bp	19,964

DJ CDX NA IG Series 7
Index	151		2,178,000	12/20/13	(50 bp)	(5,897)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		2,178,000	12/20/13	56 bp	17,308

General Motors Corp.,
7 1/8%, 7/15/13	--		1,400,000	9/20/08	620 bp	107,263

General Motors Corp.,
7 1/8%, 7/15/13	--		1,400,000	9/20/07	(427.5 bp)	(33,663)

General Motors Corp.,
7 1/8%, 7/15/13	--		300,000	9/20/07	(425 bp)	(7,157)

General Motors Corp.,
7 1/8%, 7/15/13	--		300,000	9/20/08	620 bp	22,937

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--	EUR	440,000	12/20/07	(70 bp)	(788)

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--	EUR	440,000	12/20/11	375 bp	19,128

Ray Acquisition SCA,
9 3/8%, 3/15/15	--	EUR	600,000	9/20/08	(187 bp)	(15,407)

Ray Acquisition SCA,
9 3/8%, 3/15/15	--	EUR	600,000	9/20/11	399 bp	63,880

JPMorgan Chase Bank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--		$235,000	9/20/07	(345 bp)	(3,132)

Ford Motor Co., 7.45%,
7/16/31	--		235,000	9/20/08	550 bp	10,330

General Motors Corp.,
7 1/8%, 7/15/13	--		235,000	9/20/07	(350 bp)	(3,555)

General Motors Corp.,
7 1/8%, 7/15/13	--		235,000	9/20/08	500 bp	13,270

United Rentals N.A.,
61/2%, 2/15/12	--		233,000	9/20/08	(95 bp)	732

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 4
Index	24,968		4,750,000	6/20/10	(360 bp)	(242,029)

DJ CDX NA HY Series 4
Index	23,767		855,000	6/20/10	360 bp	71,827

DJ CDX NA IG Series 7
Index	1,246		2,100,000	12/20/13	(50 bp)	(4,585)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		2,100,000	12/20/13	54.37 bp	14,661

DJ iTraxx EUR Series 5
Index	9,890	EUR	1,836,000	6/20/13	(50 bp)	(16,872)

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	1,836,000	6/20/13	53.5 bp	31,181

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	2,783,000	12/20/13	45.25 bp	25,223

DJ iTraxx Europe Series
6 Version 1	6,867	EUR	2,783,000	12/20/13	(40 bp)	(10,735)

Republic of Peru,
8 3/4%, 11/21/33	--		$1,185,000	10/20/16	215 bp	66,956

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--		685,000	9/20/07	(345 bp)	(10,111)

Ford Motor Co., 7.45%,
7/16/31	--		685,000	9/20/08	570 bp	31,771

General Motors Corp.,
7 1/8%, 7/15/13	--		960,000	9/20/07	(335 bp)	(16,432)

General Motors Corp.,
7 1/8%, 7/15/13	--		960,000	9/20/08	500 bp	48,815

L-3 Communications
Corp. 7 5/8%, 2012	--		960,000	9/20/11	(111 bp)	(11,136)

L-3 Communications
Corp. 7 5/8%, 2012	--		585,000	6/20/11	(92 bp)	(3,244)

Supervalu, Inc.,
7 1/2%, 05/15/12	--		1,775,000	12/20/11	(150 bp)	(14,923)

Merrill Lynch International
DJ CDX NA HY Series 4
Index	27,289		1,045,000	6/20/10	360 bp	86,028

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	1,344		2,264,000	12/20/13	(50 bp)	(4,942)

DJ CDX NA IG Series 7
Index, 7-10% tranche	--		2,264,000	12/20/13	53 bp	13,961

DJ iTraxx EUR Series 5
Index	8,793	EUR	1,836,000	6/20/13	(50 bp)	(17,969)

DJ iTraxx EUR Series 5
Index 6-9% tranche	--	EUR	1,836,000	6/20/13	57 bp	35,855

Dominican Republic,
8 5/8%, 4/20/27	--		$1,190,000	11/20/11	(170 bp)	(8,662)

Ford Motor Co., 7.45%,
7/16/31	--		235,000	9/20/07	(345 bp)	(3,892)

Ford Motor Co., 7.45%,
7/16/31	--		235,000	9/20/08	560 bp	13,223

General Motors Corp.,
7 1/8%, 7/15/13	--		235,000	9/20/07	(335 bp)	(4,022)

General Motors Corp.,
7 1/8%, 7/15/13	--		235,000	9/20/08	500 bp	12,983

Total						$(586,870)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $654,134,312.

(b) The aggregate identified cost on a tax basis is $635,376,553, resulting in gross unrealized appreciation and depreciation of $15,995,558 and $11,411,586, respectively, or net unrealized appreciation of $4,583,972.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2006 was $724,600 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts, forward commitments and written options at December 31, 2006.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at December 31, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,670,284 for the period ended December 31, 2006. During the period ended December 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $27,643,459 and $77,264,440, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(SN) The securities noted above were purchased during the period for an aggregate cost of $183,198. During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the values of these securities were adjusted. As of December 31, 2006, the aggregate values of these securities totaled $135,942. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the fund may have claims against other parties in this regard.

(U) A portion of the position represents unfunded loan commitments. As of December 31, 2006, the fund had unfunded loan commitments of $273,688, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

MEG Energy Corp.	$100,000
Trump Hotel & Casino	173,688

Totals	$273,688

At December 31, 2006, liquid assets totaling $133,376,384 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2006: (as a percentage of Portfolio Value)

Argentina	1.2%
Brazil	1.9
Canada	1.1
Cayman Islands	1.1
Colombia	0.7
France	2.0
Germany	3.7
Ireland	2.6
Japan	3.3
Luxembourg	1.0
Mexico	0.8
South Africa	0.5
Sweden	0.8
Turkey	1.2
United Kingdom	2.1
United States	73.9
Other	2.1

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2007